UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Jul-11

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Informational Table Entry Total           85

Form 13F Information Table Value Total:     $ 100,145

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1532    16155 SH       Sole                     1880             14275
                                                                74      775 SH                                                   775
AFLAC Inc.                     COM              001055102     1134    24295 SH       Sole                     2545             21750
                                                                23      500 SH                                                   500
Apple Computer Inc             COM              037833100      579     1725 SH       Sole                                       1725
Archer-Daniels-Midland Company COM              039483102     1305    43275 SH       Sole                     5300             37975
                                                                11      350 SH                                                   350
Auto Data Processing           COM              053015103     1905    36168 SH       Sole                     4100             32068
                                                                89     1680 SH                                                  1680
Becton, Dickinson & Company    COM              075887109     1887    21895 SH       Sole                     2665             19230
                                                                73      850 SH                                                   850
Bemis Company                  COM              081437105     1609    47625 SH       Sole                     5940             41685
                                                                87     2575 SH                                 100              2475
Berkshire Hathaway, Inc. New C COM              084670207      224     2900 SH       Sole                                       2900
C.R. Bard Inc.                 COM              067383109     2152    19585 SH       Sole                     2305             17280
                                                               116     1060 SH                                                  1060
CenturyLink, Inc.              COM              156700106     1579    39055 SH       Sole                     4545             34510
                                                                68     1675 SH                                  75              1600
Chubb Corp.                    COM              171232101     1912    30545 SH       Sole                     3275             27270
                                                                91     1450 SH                                  50              1400
Cognizant Technology Solutions COM              192446102     1330    18140 SH       Sole                     2195             15945
                                                                24      325 SH                                                   325
Cohen Steers Realty Ishares    COM              464287564     1394    19230 SH       Sole                     2150             17080
                                                                20      275 SH                                                   275
Disney (Walt) Holding Co.      COM              254687106      102     2600 SH       Sole                                       2600
                                                               144     3680 SH                                                  3680
Emerson Electric Company       COM              291011104     1987    35320 SH       Sole                     3525             31795
                                                                69     1225 SH                                  50              1175
Exxon Mobil Corp.              COM              30231G102     2850    35017 SH       Sole                     4030             30987
                                                               399     4900 SH                                                  4900
General Electric Co.           COM              369604103      149     7912 SH       Sole                                       7912
                                                                45     2400 SH                                                  2400
General Mills Inc.             COM              370334104      205     5500 SH       Sole                                       5500
Hormel Foods Corp.             COM              440452100     1520    50985 SH       Sole                     5680             45305
                                                                44     1490 SH                                                  1490
IBM Corp.                      COM              459200101     1842    10740 SH       Sole                     1370              9370
                                                               360     2100 SH                                                  2100
Johnson & Johnson              COM              478160104     1513    22751 SH       Sole                     2275             20476
                                                                37      550 SH                                                   550
Lowe's Companies, Inc.         COM              548661107     1363    58480 SH       Sole                     7135             51345
                                                                64     2725 SH                                                  2725
M & T Bank Corp.               COM              55261F104      268     3051 SH       Sole                                       3051
MSCI EAFE Ishares              COM              464287465     4292    71363 SH       Sole                     7090             64273
                                                                60      990 SH                                 290               700
MSCI Emerging Markets Ishares  COM              464287234     8549   179595 SH       Sole                    17565            162030
                                                               108     2259 SH                                  99              2160
Oracle Corporation             COM              68389X105     1594    48435 SH       Sole                     5330             43105
                                                                36     1100 SH                                                  1100
P P G Industries Inc.          COM              693506107     1988    21896 SH       Sole                     2545             19351
                                                                30      325 SH                                  50               275
PepsiCo Inc.                   COM              713448108     2029    28810 SH       Sole                     4257             24553
                                                               357     5075 SH                                                  5075
Procter & Gamble Co.           COM              742718109      668    10509 SH       Sole                                      10509
                                                               209     3292 SH                                                  3292
Questar Corp.                  COM              748356102     1317    74355 SH       Sole                     9060             65295
                                                                19     1100 SH                                 100              1000
Rogers Int'l Commodity Index   COM              870297801     4520   491840 SH       Sole                    43950            447890
                                                                58     6300 SH                                                  6300
S&P Mid Cap 400 Ishares        COM              464287507    12627   129243 SH       Sole                    12675            116568
                                                               169     1725 SH                                 100              1625
S&P Small Cap 600 Ishares      COM              464287804     7862   107231 SH       Sole                    11265             95966
                                                               123     1675 SH                                 100              1575
SPDR Gold Trust                COM              78463V107      268     1833 SH       Sole                       50              1783
Schlumberger Ltd.              COM              806857108     2672    30923 SH       Sole                     3175             27748
                                                               173     2000 SH                                                  2000
Sigma Aldrich Corp.            COM              826552101     1657    22586 SH       Sole                     2710             19876
                                                               106     1450 SH                                                  1450
Southern Company               COM              842587107     2312    57248 SH       Sole                     6025             51223
                                                               339     8390 SH                                 300              8090
Standard & Poor's 500 Dep. Rec COM              78462f103     1001     7586 SH       Sole                      524              7062
                                                                22      170 SH                                                   170
Stanley Black & Decker         COM              854502101     1906    26460 SH       Sole                     3320             23140
                                                                32      450 SH                                                   450
Stryker Corp.                  COM              863667101     2475    42170 SH       Sole                     3665             38505
                                                                26      450 SH                                                   450
Target Corp.                   COM              87612E106     1324    28215 SH       Sole                     3520             24695
                                                                63     1350 SH                                                  1350
Tortoise Energy Infrastructure COM              89147l100     1895    49863 SH       Sole                     5750             44113
                                                                56     1475 SH                                                  1475
U.S. Bancorp Del New           COM              902973304     1065    41756 SH       Sole                     5250             36506
                                                                20      775 SH                                                   775
WW Grainger                    COM              384802104     2283    14860 SH       Sole                     1840             13020
                                                                88      575 SH                                                   575
Walgreen Company               COM              931422109     1528    35990 SH       Sole                     4185             31805
                                                                39      920 SH                                                   920